Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management and impairment of financial assets
Summary of maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
2024	£ 000	£ 000	£ 000	£ 000
Trade and other payables	15,585	3,991	—	19,576
Lease liabilities	705	1,409	496	2,610
Convertible Senior Secured Notes	—	103,915	—	103,915
	16,290	109,315	496	126,101
2025
Trade and other payables	33,459	—	—	33,459
Lease liabilities	1,121	2,364	326	3,811
Convertible Senior Secured Notes	—	108,755	—	108,755
	34,580	111,119	326	146,025